Noncontrolling Interest - Holdings (Detail) (USD $)	10 Months Ended	12 Months Ended		0 Months Ended					10 Months Ended	0 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Nov. 06, 2013	Nov. 06, 2013 Class A Common Stock	Mar. 12, 2013 Class A Common Stock	Nov. 06, 2013 Convertible preferred stock	Mar. 12, 2013 Convertible preferred stock	Nov. 06, 2013 Limited Partnership Units	Dec. 31, 2013 Additional Paid-in Capital	Jul. 17, 2013 Restricted Stock [Member] Employee Partners Class A Common Stock
Noncontrolling Interest [Line Items]
APAM economic interest in Artisan Partners Holdings LP (as a percent)	29.00%	29.00%	24.00%
Shares issued during the period (shares)				5,520,000	12,712,279		2,565,463			1,575,157
Shares repurchased and retired during the period (shares)						1,367,335		4,152,665
Shares forfeited		82,655
Cumulative impact of changes in ownership of Artisan Partners Holdings LP, net of tax	$ (313,000)								$ (50,312,000)
AOCI Adjustment to Reflect Changes in Ownership	100,000
AOCI Adjustment to Reflect Changes in Ownership, Tax Effect	$ (300,000)